Accounting for Suspended Exploratory Wells	12 Months Ended
Dec. 31, 2023
Accounting for Suspended Exploratory Wells [Abstract]
Accounting for Suspended Exploratory Wells

Note 21
Accounting for Suspended Exploratory Wells
The company continues to capitalize exploratory well costs after the completion of drilling when the well has found a sufficient quantity of reserves to justify completion as a producing well, and the business unit is making sufficient progress assessing the reserves and the economic and operating viability of the project. If either condition is not met or if the company obtains information that raises substantial doubt about the economic or operational viability of the project, the exploratory well would be assumed to be impaired, and its costs, net of any salvage value, would be charged to expense.

The following table indicates the changes to the company’s suspended exploratory well costs for the three years ended December 31, 2023:

	2023	2022	2021
Beginning balance at January 1	$1,627	$2,109	$2,512
Additions to capitalized exploratory well costs pending the determination of proved reserves	88	72	56
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	—	(481)	(425)
Capitalized exploratory well costs charged to expense	(67)	(73)	(34)
Ending balance at December 31	$1,648	$1,627	$2,109
The following table provides an aging of capitalized well costs and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of drilling:

		At December 31
	2023	2022	2021
Exploratory well costs capitalized for a period of one year or less	$78	$73	$65
Exploratory well costs capitalized for a period greater than one year	1,570	1,554	2,044
Balance at December 31	$1,648	$1,627	$2,109
Number of projects with exploratory well costs that have been capitalized for a period greater than one year *	13	12	15
*	Certain projects have multiple wells or fields or both.
Of the $1,570 of exploratory well costs capitalized for more than one year at December 31, 2023, $844 is related to seven projects that had drilling activities underway or firmly planned for the near future. The $726 balance is related to six projects in areas requiring a major capital expenditure before production could begin and for which additional drilling efforts were not underway or firmly planned for the near future. Additional drilling was not deemed necessary because the presence of hydrocarbons had already been established, and other activities were in process to enable a future decision on project development.
The projects for the $726 referenced above had the following activities associated with assessing the reserves and the projects’ economic viability: (a) $311 (four projects) – undergoing front-end
engineering and design with final investment decision expected within four years; (b) $415 (two projects) – development alternatives under review. While progress was being made on all 13 projects, the decision on the recognition of proved reserves under SEC rules in some cases may not occur for several years because of the complexity, scale and negotiations associated with the projects. Approximately three-quarters of these decisions are expected to occur in the next five years.
The $1,570 of suspended well costs capitalized for a period greater than one year as of December 31, 2023, represents 71 exploratory wells in 13 projects. The tables below contain the aging of these costs on a well and project basis:

Aging based on drilling completion date of individual wells:	Amount	Number of wells
2000-2009	$263	14
2010-2014	1,121	49
2015-2022	186	8
Total	$1,570	71

Aging based on drilling completion date of last suspended well in project:	Amount	Number of projects
2008-2012	$292	2
2013-2016	1,082	6
2017-2023	196	5
Total	$1,570	13